Invested Assets and Investment Income - Mortgage Securitization (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Securitized assets	$ 7,031	$ 6,437
Secured borrowing liabilities	6,866	6,217
Net	165	220
Total assets	1,025,433	978,818
Liabilities	972,945	925,858
Platinum Canadian Mortgage Trust II | Less than 1 year
Disclosure of financial assets [line items]
Secured borrowing liabilities	0	0
Platinum Canadian Mortgage Trust II | 1 to 3 years
Disclosure of financial assets [line items]
Secured borrowing liabilities	2,453	1,036
Platinum Canadian Mortgage Trust II | 3 to 5 years
Disclosure of financial assets [line items]
Secured borrowing liabilities	1,047	1,964
Platinum Canadian Mortgage Trust II | Over 5 years
Disclosure of financial assets [line items]
Secured borrowing liabilities	0	0
Securitized Assets | Total fair value
Disclosure of financial assets [line items]
Total assets	7,137	6,521
Liabilities	6,855	6,182
Securitized mortgages
Disclosure of financial assets [line items]
Securitized assets	7,022	6,415
Restricted cash and short-term securities
Disclosure of financial assets [line items]
Securitized assets	9	22
HELOC securitization
Disclosure of financial assets [line items]
Securitized assets	3,673	3,163
Secured borrowing liabilities	3,500	3,000
Net	173	163
HELOC securitization | Securitized mortgages
Disclosure of financial assets [line items]
Securitized assets	3,664	3,141
HELOC securitization | Restricted cash and short-term securities
Disclosure of financial assets [line items]
Securitized assets	9	22
CMB Securitization
Disclosure of financial assets [line items]
Securitized assets	3,358	3,274
Secured borrowing liabilities	3,366	3,217
Net	(8)	57
CMB Securitization | Securitized Assets | Total fair value
Disclosure of financial assets [line items]
Total assets	2,984	3,274
CMB Securitization | Securitized Liabilities | Total fair value
Disclosure of financial assets [line items]
Liabilities	2,989	3,217
CMB Securitization | Securitized mortgages
Disclosure of financial assets [line items]
Securitized assets	3,358	3,274
CMB Securitization | Restricted cash and short-term securities
Disclosure of financial assets [line items]
Securitized assets	0	0
CHT Securitization | Securitized Assets | Total fair value
Disclosure of financial assets [line items]
Total assets	374	0
CHT Securitization | Securitized Liabilities | Total fair value
Disclosure of financial assets [line items]
Liabilities	$ 377	$ 0